Insurance contracts - Summary of the movements in the liability for remaining coverage and the liability for incurred claims (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Increase due to business combinations - Insurance contracts liabilities		₩ 45,573,864		₩ 0		$ 31,548,831
Insurance service expense - Insurance expenses and insurance service expenses incurred		689,461
Insurance service expense - Amortization of insurance acquisition cash flows		148,980
Insurance finance interest income and other insurance finance income - Net income		9,186	$ 6,359	0	₩ 0
Insurance Finance Income or Expenses - Subtotal		1,786,814	$ 1,236,935	0	₩ 0
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations - Insurance contracts assets		0
Increase due to business combinations - Insurance contracts liabilities		47,067,270
Increase due to business combinations - Net insurance contracts liabilities (asset)		47,067,270
Insurance income - Insurance contracts under conversion		(1,005,778)
Insurance income - Subtotal		(1,005,778)
Insurance service expense - Insurance expenses and insurance service expenses incurred		696,379
Insurance service expense - Amortization of insurance acquisition cash flows		148,980
Insurance service expense - Changes in liability for incurred claims		23,777
Insurance service expense - Reversal of loss components		32,478
Insurance Service Expenses - Subtotal		901,614
Insurance Service Result		(104,164)
Insurance finance interest income and other insurance finance income - Net income		1,132,235
Insurance finance interest income and other insurance finance income - Other comprehensive income	[1]	(2,395,876)
Insurance Finance Income or Expenses - Subtotal		(1,263,641)
Total Changes in net income, other comprehensive income and insurance service result		(1,367,805)
Investment components excluded from insurance service result and insurance finance income		0
Cash flow - Premiums received		3,496,221
Cash flow - Insurance acquisition cash flow		(649,882)
Cash flow - Claims and other insurance service expenses paid including investment components		(2,980,635)
Cash flow - Subtotal		(134,296)
Other increase (decrease)		8,695
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		45,573,864		0
Ending balance - Net insurance contracts liabilities (asset)		45,573,864		0
Insurance contracts issued [member] | Excluding Loss Component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations - Insurance contracts assets		0
Increase due to business combinations - Insurance contracts liabilities		44,945,543
Increase due to business combinations - Net insurance contracts liabilities (asset)		44,945,543
Insurance income - Insurance contracts under conversion		(1,005,778)
Insurance income - Subtotal		(1,005,778)
Insurance service expense - Insurance expenses and insurance service expenses incurred		6,922
Insurance service expense - Amortization of insurance acquisition cash flows		148,980
Insurance service expense - Changes in liability for incurred claims		0
Insurance service expense - Reversal of loss components		0
Insurance Service Expenses - Subtotal		155,902
Insurance Service Result		(849,876)
Insurance finance interest income and other insurance finance income - Net income		1,093,463
Insurance finance interest income and other insurance finance income - Other comprehensive income		(2,395,497)
Insurance Finance Income or Expenses - Subtotal		(1,302,034)
Total Changes in net income, other comprehensive income and insurance service result		(2,151,910)
Investment components excluded from insurance service result and insurance finance income		(2,308,250)
Cash flow - Premiums received		3,496,221
Cash flow - Insurance acquisition cash flow		(649,882)
Cash flow - Claims and other insurance service expenses paid including investment components		(60,533)
Cash flow - Subtotal		2,785,806
Other increase (decrease)		(738)
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		43,270,451		0
Ending balance - Net insurance contracts liabilities (asset)		43,270,451		0
Insurance contracts issued [member] | Loss component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations - Insurance contracts assets		0
Increase due to business combinations - Insurance contracts liabilities		121
Increase due to business combinations - Net insurance contracts liabilities (asset)		121
Insurance income - Insurance contracts under conversion		0
Insurance income - Subtotal		0
Insurance service expense - Insurance expenses and insurance service expenses incurred		(288)
Insurance service expense - Amortization of insurance acquisition cash flows		0
Insurance service expense - Changes in liability for incurred claims		0
Insurance service expense - Reversal of loss components		32,478
Insurance Service Expenses - Subtotal		32,190
Insurance Service Result		32,190
Insurance finance interest income and other insurance finance income - Net income		63
Insurance finance interest income and other insurance finance income - Other comprehensive income		0
Insurance Finance Income or Expenses - Subtotal		63
Total Changes in net income, other comprehensive income and insurance service result		32,253
Investment components excluded from insurance service result and insurance finance income		0
Cash flow - Premiums received		0
Cash flow - Insurance acquisition cash flow		0
Cash flow - Claims and other insurance service expenses paid including investment components		0
Cash flow - Subtotal		0
Other increase (decrease)		88
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		32,462		0
Ending balance - Net insurance contracts liabilities (asset)		32,462		0
Insurance contracts issued [member] | Liability (asset) for incurred claims
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance - Insurance contracts assets		0
Beginning balance - Insurance contracts liabilities		0
Beginning balance - Net insurance contracts liabilities (asset)		0
Increase due to business combinations - Insurance contracts assets		0
Increase due to business combinations - Insurance contracts liabilities		2,121,606
Increase due to business combinations - Net insurance contracts liabilities (asset)		2,121,606
Insurance income - Insurance contracts under conversion		0
Insurance income - Subtotal		0
Insurance service expense - Insurance expenses and insurance service expenses incurred		689,745
Insurance service expense - Amortization of insurance acquisition cash flows		0
Insurance service expense - Changes in liability for incurred claims		23,777
Insurance service expense - Reversal of loss components		0
Insurance Service Expenses - Subtotal		713,522
Insurance Service Result		713,522
Insurance finance interest income and other insurance finance income - Net income		38,709
Insurance finance interest income and other insurance finance income - Other comprehensive income		(379)
Insurance Finance Income or Expenses - Subtotal		38,330
Total Changes in net income, other comprehensive income and insurance service result		751,852
Investment components excluded from insurance service result and insurance finance income		2,308,250
Cash flow - Premiums received		0
Cash flow - Insurance acquisition cash flow		0
Cash flow - Claims and other insurance service expenses paid including investment components		(2,920,102)
Cash flow - Subtotal		(2,920,102)
Other increase (decrease)		9,345
Ending balance - Insurance contracts assets		0		0
Ending balance - Insurance contracts liabilities		2,270,951		0
Ending balance - Net insurance contracts liabilities (asset)		₩ 2,270,951		₩ 0

[1]	The finance income recognized in other comprehensive income is the amount before deducting tax and non-controlling interests.